Retirement Benefits (Schedule of benefit payments expected future service) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 254
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	105
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	98
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	87
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	82
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	328
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	38
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	34
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	33
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	32
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	30
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	107
Other Postretirement Benefits (Medicare Part D Subsidy Receipts) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 4